Inventories (Details) In Thousands, unless otherwise specified	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Dec. 31, 2010 CNY
Raw materials and supplies	$ 1,578	10,032	4,467	10,181
Work in progress	4,331	27,516	63,354	1,407
Finished goods	191,007	1,213,466	1,220,330	62,780
Livestock	16,207	102,960	135,304	0
Inventory Valuation Reserves	(5,673)	(36,043)	(36,829)	0
Inventory Net	$ 207,450	1,317,931	1,386,626	74,368